Related party transactions and balances - Additional Information (Details)	12 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 26, 2017 CNY (¥)	Dec. 26, 2017 USD ($)
Related Party Transaction [Line Items]
Loan from bank		$ 4,359,210	$ 4,150,309
Land-use right pledged as collateral		437,989	462,738
Building property pledged as collateral		3,455,993	$ 3,335,229
Annual interest rate (in percentage)	4.35
CQ Mingwen
Related Party Transaction [Line Items]
Loan from bank				¥ 9,000,000	$ 1,300,000
GA Yongpeng
Related Party Transaction [Line Items]
Land-use right pledged as collateral	¥ 10,198,100	1,400,000
Building property pledged as collateral	¥ 12,268,800	$ 1,700,000